INVESTMENT TRANSACTIONS	3 Months Ended
Mar. 31, 2023
Investments, All Other Investments [Abstract]
INVESTMENT TRANSACTIONS

NOTE 8. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the quarter ended March 31, 2023.

PURCHASES AND SALES
Purchases of investment securities	$0
Proceeds from sales and maturities of investment securities	$498,424